UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04719

                  The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

First Quarter Report

December 31, 2015

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
	Average Annual Returns – December 31, 2015 (a)								Average Annual Returns – December 31, 2015 (a)(b)(d)
								Expense								Expense
								Ratio after								Ratio after
							Gross	Adviser							Gross	Adviser
						Since	Expense	Reimburse-						Since	Expense	Reimburse-
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments
Mighty MitesSM	3.05%	(6.27)%	8.14%	9.00%	9.67%	10.97%	1.41%	1.41%	(1.17)%	(10.26)%	6.99%	8.30%	9.14%	10.50%	1.66%	1.66%
SmallCap Equity	2.38	(4.71)	5.58	6.44	3.09	6.67	1.66	1.50	(1.70)	(8.74)	4.49	5.77	2.63	6.29	1.91	1.75
Mid-Cap Equity	0.31	(3.74)	—	—	—	5.86	2.74	1.51	(3.79)	(7.76)	—	—	—	3.95	2.99	1.76
Income	4.28	(6.42)	7.28	4.08	7.88	6.97	2.40	2.00	0.09	(10.37)	6.16	3.42	7.34	6.52	2.65	2.25
Equity	5.50	(0.67)	10.22	6.18	5.11	9.88	1.59	1.59	1.20	(4.89)	9.07	5.50	4.57	9.50	1.84	1.84
Balanced	3.28	(0.28)	7.16	5.41	4.98	8.34	1.31	1.31	(0.92)	(4.49)	6.01	4.72	4.44	7.89	1.56	1.56
Intermediate Bond	(0.42)	(0.49)	1.45	3.04	3.59	4.72	1.37	1.01	(4.41)	(3.59)	0.50	2.51	3.21	4.47	1.47	1.11

	Class C Shares								Class I Shares
	Average Annual Returns – December 31, 2015 (a)(c)(d)								Average Annual Returns – December 31, 2015 (a)(d)
								Expense								Expense
								Ratio after								Ratio after
							Gross	Adviser							Gross	Adviser
						Since	Expense	Reimburse-						Since	Expense	Reimburse-
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	Quarter	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments
Mighty MitesSM	1.84%	(7.92)%	7.34%	8.19%	8.90%	10.30%	2.16%	2.16%	3.10%	(6.07)%	8.41%	9.21%	9.82%	11.09%	1.16%	1.16%
SmallCap Equity	1.23	(6.39)	4.81	5.67	2.32	6.03	2.41	2.25	2.50	(4.47)	5.87	6.66	3.23	6.79	1.41	1.25
Mid-Cap Equity	(0.96)	(5.42)	—	—	—	5.08	3.49	2.26	0.39	(3.47)	—	—	—	6.14	2.49	0.81
Income	3.14	(8.01)	6.51	3.32	7.23	6.43	3.15	2.75	4.31	(6.24)	7.54	4.30	8.03	7.09	2.15	1.75
Equity	4.24	(2.40)	9.39	5.39	4.34	9.39	2.34	2.34	5.53	(0.42)	10.46	6.39	5.25	9.95	1.34	1.34
Balanced	2.20	(1.94)	6.37	4.63	4.24	7.78	2.06	2.06	3.44	(0.02)	7.42	5.62	5.11	8.42	1.06	1.06
Intermediate Bond	(1.64)	(1.22)	0.69	2.22	2.86	4.26	2.12	1.76	(0.45)	0.65	1.67	3.23	3.72	4.80	1.12	0.76

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), Teton Advisors, Inc., the “Adviser,” reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2017 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund. The performance for all share classes of Mid-Cap Equity Fund is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Morningstar® Ratings Based on Risk Adjusted Returns as of December 31, 2015 (Unaudited)

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating
	Morningstar		# of		# of		# of		# of
FUND	Category	Stars	Funds	Stars	Funds	Stars	Funds	Stars	Funds

TETON Westwood Mighty MitesSM AAA	Small Blend		638		638		564		366
TETON Westwood Mighty MitesSM A	Small Blend		638		638		564		366
TETON Westwood Mighty MitesSM C	Small Blend		638		638		564		366
TETON Westwood Mighty MitesSM I	Small Blend		638		638		564		366

TETON Westwood SmallCap Equity AAA	Small Blend		638		638		564		366
TETON Westwood SmallCap Equity A	Small Blend		638		638		564		366
TETON Westwood SmallCap Equity C	Small Blend		638		638		564		366
TETON Westwood SmallCap Equity I	Small Blend		638		638		564		366

TETON Westwood Mid-Cap Equity AAA	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity A	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity C	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity I	Mid-Cap Growth	—	—	—	—	—	—	—	—

TETON Westwood Income AAA	Large Value		1190		1190		1042		754
TETON Westwood Income A	Large Value		1190		1190		1042		754
TETON Westwood Income C	Large Value		1190		1190		1042		754
TETON Westwood Income I	Large Value		1190		1190		1042		754

TETON Westwood Equity AAA	Large Value		1407		1407		1238		889
TETON Westwood Equity A	Large Value		1407		1407		1238		889
TETON Westwood Equity C	Large Value		1407		1407		1238		889
TETON Westwood Equity I	Large Value		1407		1407		1238		889

TETON Westwood Balanced AAA	Moderate Allocation		865		865		745		505
TETON Westwood Balanced A	Moderate Allocation		865		865		745		505
TETON Westwood Balanced C	Moderate Allocation		865		865		745		505
TETON Westwood Balanced I	Moderate Allocation		865		865		745		505

TETON Westwood Intermediate Bond AAA	Intermediate-Term Bond		947		947		829		595
TETON Westwood Intermediate Bond A	Intermediate-Term Bond		947		947		829		595
TETON Westwood Intermediate Bond C	Intermediate-Term Bond		947		947		829		595
TETON Westwood Intermediate Bond I	Intermediate-Term Bond		947		947		829		595

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five, and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, C, or I shares, other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2016 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors is the investment manager for all TETON Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges and expenses of a Fund carefully before investing. Each Fund’s prospectuses contain this and other information about the Funds and is available by calling 800-WESTWOOD, online at www.tetonadv.com, or from your financial adviser. The prospectuses should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 89.3%
	Aerospace and Defense — 1.9%
1,218,900	Aerojet Rocketdyne Holdings Inc.†	$19,087,974
168,710	Innovative Solutions & Support Inc.†	465,640
6,000	Kratos Defense & Security Solutions Inc.†	24,600

		19,578,214

	Agriculture — 0.3%
225	J.G. Boswell Co.	142,875
195,836	Limoneira Co.	2,925,790

		3,068,665

	Airlines — 0.3%
80,000	American Airlines Group Inc.	3,388,000
225,000	American Airlines Group Inc., Escrow	270,000

		3,658,000

	Automotive — 0.5%
27,200	Lithia Motors Inc., Cl. A	2,901,424
66,500	Sonic Automotive Inc., Cl. A	1,513,540
70,000	Wabash National Corp.†	828,100

		5,243,064

	Automotive: Parts and Accessories — 5.9%
361,976	Accuride Corp.†	600,880
6,000	China Automotive Systems Inc.†	27,480
105,000	Dana Holding Corp.	1,449,000
280,047	Federal-Mogul Holdings Corp.†	1,918,322
27,800	Gentherm Inc.†	1,317,720
25,000	Jason Industries Inc.†	94,500
196,600	Modine Manufacturing Co.†	1,779,230
25,000	Motorcar Parts of America Inc.†	845,250
60,000	Puradyn Filter Technologies Inc.†	2,280
77,000	Shiloh Industries Inc.†	403,480
123,200	Standard Motor Products Inc.	4,687,760
176,500	Strattec Security Corp.	9,970,485
611,000	Superior Industries International Inc.	11,254,620
37,000	Tenneco Inc.†	1,698,670
1,209,514	The Pep Boys - Manny, Moe & Jack†	22,267,153
22,000	Titan International Inc.	86,680
93,965	Tower International Inc.	2,684,580
134,231	West Marine Inc.†	1,139,621

		62,227,711

	Aviation: Parts and Services — 1.1%
13,500	Astronics Corp.†	549,585
14,778	Astronics Corp., Cl. B†	600,726
125,642	Ducommun Inc.†	2,037,913
197,301	Kaman Corp.	8,051,854

		11,240,078

	Broadcasting — 1.4%
614,200	ACME Communications Inc.†	22,725
730,800	Beasley Broadcast Group Inc., Cl. A(a)	2,623,572
133,000	Crown Media Holdings Inc., Cl. A†	746,130
38,000	Cumulus Media Inc., Cl. A†	12,544
88,700	Entercom Communications Corp., Cl. A†	996,101
260,549	Gray Television Inc.†	4,246,949
80,042	Gray Television Inc., Cl. A†	1,111,783
33,300	Hemisphere Media Group Inc.†	491,175
620,008	Salem Media Group Inc.	3,087,640
33,000	Sinclair Broadcast Group Inc., Cl. A	1,073,820

		14,412,439

	Building and Construction — 1.0%
69,584	Gibraltar Industries Inc.†	1,770,217
866,265	Huttig Building Products Inc.†	3,291,807
107,074	MYR Group Inc.†	2,206,795
15,500	Nortek Inc.†	676,110

Shares		Market Value

97,406	The Monarch Cement Co.	$2,946,044

		10,890,973

	Business Services — 3.4%
279,463	Ascent Capital Group Inc., Cl. A†	4,672,621
18,000	Cenveo Inc.†	15,685
594	Du-Art Film Labs Inc.†	105,435
705,520	Edgewater Technology Inc.†(a)	5,651,215
101,271	GP Strategies Corp.†	2,542,915
23,300	ICF International Inc.†	828,548
501,477	Internap Corp.†	3,209,453
32,029	KAR Auction Services Inc.	1,186,034
8,000	Landauer Inc.	263,360
16,000	Macquarie Infrastructure Corp.	1,161,600
5,560	Matthews International Corp., Cl. A	297,182
20,000	McGrath RentCorp	503,800
1,640,000	ModusLink Global Solutions Inc.†	4,067,200
30,000	Pendrell Corp.†	15,033
196,772	PFSweb Inc.†	2,532,456
182,359	PRGX Global Inc.†	678,375
312,800	Pure Technologies Ltd.	1,055,703
195,492	Safeguard Scientifics Inc.†	2,836,589
236,000	Scientific Games Corp., Cl. A†	2,116,920
1,000	Stamps.com Inc.†	109,610
36,000	Team Inc.†	1,150,560
15,500	Trans-Lux Corp.†	58,280
37,282	Viad Corp.	1,052,471

		36,111,045

	Closed-End Business Development Company — 0.1%
108,000	MVC Capital Inc.	795,960

	Communications Equipment — 0.3%
290,798	Communications Systems Inc.	2,259,500
275,000	Extreme Networks Inc.†	1,122,000
134,600	Sycamore Networks Inc.†	68,646
30,000	ViewCast.com Inc.†	27

		3,450,173

	Computer Software and Services — 3.3%
144,013	American Software Inc., Cl. A	1,466,052
63,000	Avid Technology Inc.†	459,270
210,285	Blucora Inc.†	2,060,793
317,000	Callidus Software Inc.†	5,886,690
75,687	Carbonite Inc.†	741,733
16,000	Cinedigm Corp., Cl. A†	4,184
30,145	Computer Task Group Inc.	199,560
28,100	Constant Contact Inc.†	821,644
33,000	Datawatch Corp.†	197,340
56,101	Digi International Inc.†	638,429
601,350	EarthLink Holdings Corp.	4,468,031
800,000	FalconStor Software Inc.†	1,504,000
558,461	Furmanite Corp.†	3,719,350
1,410	Gemalto NV	84,692
459,202	Global Sources Ltd.†	3,581,776
20,000	GSE Systems Inc.†	48,000
593,507	Guidance Software Inc.†	3,572,912
144,117	iGO Inc.†	422,263
458,356	Lionbridge Technologies Inc.†	2,250,528
35,500	Mercury Systems Inc.†	651,780
67,500	Mitek Systems Inc.†	277,425
5,802	MTS Systems Corp.	367,905
12,000	Qualstar Corp.†	9,120
197,400	Qumu Corp.†	534,954
3,400	Tyler Technologies Inc.†	592,688

		34,561,119

	Consumer Products — 2.2%
127,200	Acme United Corp.	2,162,400
25,684	Arctic Cat Inc.	420,704
152,000	Bassett Furniture Industries Inc.	3,812,160
2,000	Brunswick Corp.	101,020

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
55,687	Callaway Golf Co.	$524,572
38,000	Elizabeth Arden Inc.†	376,200
3,500	Johnson Outdoors Inc., Cl. A	76,615
11,400	Lakeland Industries Inc.†	136,116
1,463,500	Marine Products Corp.	8,839,540
13,000	MarineMax Inc.†	239,460
200	National Presto Industries Inc.	16,572
77,331	Nautilus Inc.†	1,292,974
128,300	Oil-Dri Corp. of America	4,725,289
5,700	PC Group Inc.†	44
14,398	Sequential Brands Group Inc.†	113,889
10,400	Syratech Corp.†	31

		22,837,586

	Consumer Services — 0.6%
485,500	1-800-FLOWERS.COM Inc., Cl. A†	3,534,440
5,100	Angie’s List Inc.†	47,685
55,000	Bowlin Travel Centers Inc.†	83,875
800	Collectors Universe Inc.	12,400
63,025	Liberty Tax Inc.	1,501,886
74,991	XO Group Inc.†	1,204,355

		6,384,641

	Diversified Industrial — 9.0%
20,000	A.M. Castle & Co.†	31,800
74,492	AEP Industries Inc.†	5,747,058
9,292	American Railcar Industries Inc.	430,034
427,900	Ampco-Pittsburgh Corp.	4,390,254
242,000	Burnham Holdings Inc., Cl. A(a)	4,022,040
119,122	Chase Corp.	4,851,839
115,300	Columbus McKinnon Corp.	2,179,170
292,292	FormFactor Inc.†	2,630,628
33,000	Graham Corp.	555,060
432,703	Griffon Corp.	7,702,113
8,000	Handy & Harman Ltd.†	164,080
25,000	Haulotte Group SA	376,561
26,500	Haynes International Inc.	972,285
314,509	Insignia Systems Inc.†	921,511
97,649	John Bean Technologies Corp.	4,865,850
269,792	Katy Industries Inc.†	272,490
49,077	L.B. Foster Co., Cl. A	670,392
248,172	Lawson Products Inc.†	5,794,816
154,949	Lydall Inc.†	5,497,591
9,500	MSA Safety Inc.	412,965
608,932	Myers Industries Inc.	8,110,974
207,211	NAPCO Security Technologies Inc.†	1,222,545
156,100	Park-Ohio Holdings Corp.	5,741,358
22,080	Raven Industries Inc.	344,448
66,666	Rubicon Ltd.†	12,995
18,699	RWC Inc.	276,745
483,442	Sevcon Inc.†(a)	5,066,472
28,000	Standex International Corp.	2,328,200
580,237	Steel Partners Holdings LP†	9,504,282
345,037	Tredegar Corp.	4,699,404
293,968	Twin Disc Inc.	3,092,543
176,476	Vishay Precision Group Inc.†	1,997,708

		94,886,211

	Educational Services — 0.1%
500,587	Corinthian Colleges Inc.†	476
115,000	Universal Technical Institute Inc.	535,900

		536,376

	Electronics — 3.8%
33,000	Alliance Semiconductor Corp.†	23,760
14,000	Badger Meter Inc.	820,260
172,323	Bel Fuse Inc., Cl. A(a)	2,509,023
344,177	CTS Corp.	6,071,282
58,000	Daktronics Inc.	505,760

Shares		Market Value

151,867	Dialight plc	$1,007,476
49,789	Electro Scientific Industries Inc.†	258,405
63,771	EMRISE Corp.	60,582
32,000	IMAX Corp.†	1,137,280
20,000	Iteris Inc.†	43,000
254,000	Kimball Electronics Inc.†	2,791,460
185,000	Kopin Corp.†	503,200
43,000	Mesa Laboratories Inc.	4,278,500
33,800	Methode Electronics Inc.	1,075,854
387,637	MOCON Inc.(a)	5,636,242
52,100	MoSys Inc.†	56,789
64,800	Newport Corp.†	1,028,376
90,281	Park Electrochemical Corp.	1,359,632
82,074	Rofin-Sinar Technologies Inc.†	2,197,942
78,000	Schmitt Industries Inc.†	200,460
314,363	Stoneridge Inc.†	4,652,572
157,000	Ultra Clean Holdings†	803,840
107,198	Ultralife Corp.†	692,499
99,500	Ultratech Inc.†	1,972,090

		39,686,284

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	380,240

	Energy and Utilities: Integrated — 0.5%
109,940	Broadwind Energy Inc.†	228,675
149,500	Headwaters Inc.†	2,522,065
44,000	MGE Energy Inc.	2,041,600

		4,792,340

	Energy and Utilities: Natural Gas — 0.8%
71,554	Abraxas Petroleum Corp.†	75,847
260,000	Alvopetro Energy Ltd.†	48,855
43,750	Chesapeake Utilities Corp.	2,482,813
90,570	Corning Natural Gas Holding Co.	1,460,441
105,000	Delta Natural Gas Co. Inc.	2,203,950
28,000	Gas Natural Inc.	208,600
95,800	Gastar Exploration Inc.†	125,498
400,181	Gulf Coast Ultra Deep Royalty Trust†	60,067
15,000	Piedmont Natural Gas Co. Inc.	855,300
43,600	RGC Resources Inc.	917,780
15,000	U.S. Energy Corp.†	2,438
10,928	Whitecap Resources Inc.	71,632

		8,513,221

	Energy and Utilities: Oil — 0.2%
194,844	Callon Petroleum Co.†	1,624,999
21,900	Mitcham Industries Inc.†	65,919
57,900	Tesco Corp.	419,196
151,767	Triangle Petroleum Corp.†	116,861

		2,226,975

	Energy and Utilities: Services — 0.3%
2,600	Archer Ltd.†	1,821
20,027	Dawson Geophysical Co.†	69,293
25,300	Flotek Industries Inc.†	289,432
16,671	Gulf Island Fabrication Inc.	174,379
203,000	Layne Christensen Co.†	1,067,780
92,500	RPC Inc.	1,105,375
7,100	Subsea 7 SA, ADR†	49,807

		2,757,887

	Energy and Utilities: Water — 0.8%
24,226	Artesian Resources Corp., Cl. A	671,060
45,174	Cadiz Inc.†	237,615
24,800	California Water Service Group	577,096
4,000	Connecticut Water Service Inc.	152,040
65,000	Consolidated Water Co. Ltd.	795,600
68,000	Energy Recovery Inc.†	480,760
30,433	Middlesex Water Co.	807,692
20,000	Mueller Water Products Inc., Cl. A	172,000

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
111,304	SJW Corp.	$3,300,164
44,537	The York Water Co.	1,110,753

		8,304,780

	Entertainment — 3.2%
353,300	Canterbury Park Holding Corp.(a)	3,646,056
619,556	Dover Motorsports Inc.	1,443,565
717,763	Entravision Communications Corp., Cl. A	5,533,953
1,188,889	Media General Inc.†	19,200,557
50,000	RealD Inc.†	527,500
52,000	Rentrak Corp.†	2,471,560
56,000	RLJ Entertainment Inc.†	30,800
34,000	World Wrestling Entertainment Inc., Cl. A	606,560

		33,460,551

	Environmental Control — 0.4%
7,500	BioteQ Environmental Technologies Inc.†	149
607,228	Casella Waste Systems Inc., Cl. A†	3,631,223
15,718	Ceco Environmental Corp.	120,714
107,700	Hudson Technologies Inc.†	319,869

		4,071,955

	Equipment and Supplies — 6.4%
18,100	Amtech Systems Inc.†	113,306
20,000	AZZ Inc.	1,111,400
200,000	Blount International Inc.†	1,962,000
158,400	CIRCOR International Inc.	6,676,560
305,202	Core Molding Technologies Inc.†	3,915,742
725,000	Federal Signal Corp.	11,491,250
460,000	Interpump Group SpA	7,158,677
700,179	Kimball International Inc., Cl. B	6,840,749
20,000	Maezawa Kyuso Industries Co. Ltd.	257,581
20,103	Powell Industries Inc.	523,281
274,200	SL Industries Inc.†(a)	8,741,496
322,122	The Eastern Co.(a)	6,039,788
123,000	The Gorman-Rupp Co.	3,287,790
41,800	The Greenbrier Companies Inc.	1,363,516
318,600	The L.S. Starrett Co., Cl. A(a)	3,096,792
115,933	Titan Machinery Inc.†	1,267,148
131,200	TransAct Technologies Inc.	1,125,696
222,500	Vicor Corp.†	2,029,200

		67,001,972

	Financial Services — 5.9%
1,000,000	Allenex AB†	293,788
49,400	Anchor Bancorp.†	1,274,026
4,000	Associated Capital Group Inc., Cl. A†	0
20,000	Atlantic American Corp.	99,400
60,500	BBCN Bancorp Inc.	1,041,810
14,500	Berkshire Bancorp Inc.	112,390
9,246	Berkshire Hills Bancorp Inc.	269,151
45,326	BKF Capital Group Inc.†	36,261
75	Burke & Herbert Bank and Trust Co.	152,625
4	Capital Financial Holdings Inc.	6,000
6,791	Capitol Federal Financial Inc.	85,295
18,200	Citizens & Northern Corp.	382,200
102,339	CoBiz Financial Inc.	1,373,389
28,800	Crazy Woman Creek Bancorp Inc.†	345,600
35,800	Dime Community Bancshares Inc.	626,142
1,022	Farmers & Merchants Bank of Long Beach	6,377,280
40,000	Farmers National Banc Corp.	344,000
11,418	Fidelity Southern Corp.	254,736
32,000	First Internet Bancorp	918,080
587,600	Flushing Financial Corp.	12,715,664
10	Guaranty Corp., Cl. A†	625,000
183,860	Hallmark Financial Services Inc.†	2,149,323
16,000	Hancock Holding Co.	402,720
13,800	Heritage Commerce Corp.	165,048
77,000	Hilltop Holdings Inc.†	1,479,940

Shares		Market Value

30,000	HomeStreet Inc.†	$651,300
90,843	KKR & Co. LP	1,416,242
21,200	LendingTree Inc.†	1,892,736
100,000	Medallion Financial Corp.	704,000
200,000	Monitise plc†	8,845
18,002	National Interstate Corp.	480,653
8,255	New York Community Bancorp Inc.	134,722
4,197	Northrim BanCorp Inc.	111,640
21,300	OceanFirst Financial Corp.	426,639
40,000	Oritani Financial Corp.	660,000
160,000	Pzena Investment Management Inc., Cl. A	1,376,000
36,971	Renasant Corp.	1,272,172
3,540	Security National Corp.	350,460
8,842	SI Financial Group Inc.	120,693
85,769	Silvercrest Asset Management Group Inc., Cl. A	1,019,793
20,594	Southwest Bancorp Inc.	359,983
705,500	Sprott Inc.	1,213,478
20,700	State Bank Financial Corp.	435,321
486,570	Steel Excel Inc.†	7,157,445
122,503	Sterling Bancorp	1,986,999
12	Sunwest Bank†	588,000
62,000	TheStreet Inc.	93,000
10,000	TriState Capital Holdings Inc.†	139,900
55,000	TrustCo Bank Corp NY	337,700
127,100	United Financial Bancorp Inc.	1,637,048
33,089	Value Line Inc.	444,385
45,900	Washington Trust Bancorp Inc.	1,813,968
82,200	Waterstone Financial Inc.	1,159,020
87,100	Westfield Financial Inc.	731,640
28,500	Wilshire Bancorp Inc.	329,175
395,000	Wright Investors’ Service Holdings Inc.†	786,050
30,000	Xenith Bankshares Inc.†	223,500
35,000	Yadkin Financial Corp.	880,950

		62,473,325

	Food and Beverage — 4.9%
29,200	Andrew Peller Ltd., Cl. A	432,397
603,973	Boulder Brands Inc.†	6,631,624
107,863	Calavo Growers Inc.	5,285,287
110,000	Cott Corp.	1,208,900
510,000	Crimson Wine Group Ltd.†	4,488,000
104,000	Diamond Foods Inc.†	4,009,200
193,913	Farmer Brothers Co.†	6,257,573
1,100	Hanover Foods Corp., Cl. A	97,625
216,394	Inventure Foods Inc.†	1,536,397
47,300	Iwatsuka Confectionery Co. Ltd.	2,408,386
1,500	J & J Snack Foods Corp.	175,005
17,531	John B Sanfilippo & Son Inc.	947,200
172,808	Lifeway Foods Inc.†	1,918,169
151,100	Massimo Zanetti Beverage Group SpA†	1,560,805
35,200	MGP Ingredients Inc.	913,440
7,800	Rock Field Co. Ltd.	192,347
5,900	Scheid Vineyards Inc., Cl. A†	189,685
163,000	Snyder’s-Lance Inc.	5,590,900
300,000	SunOpta Inc.†	2,052,000
8,700	The Boston Beer Co. Inc., Cl. A†	1,756,617
80,000	The Hain Celestial Group Inc.†	3,231,200
270,000	Tingyi (Cayman Islands) Holding Corp.	385,314
280,000	Vitasoy International Holdings Ltd.	574,448
23,000	Willamette Valley Vineyards Inc.†	162,840

		52,005,359

	Health Care — 8.6%
32,960	Accuray Inc.†	222,480
2,362	AcelRx Pharmaceuticals Inc.†	9,094
5,000	Achillion Pharmaceuticals Inc.†	53,950
12,700	Alere Inc.†	496,443
24,000	AngioDynamics Inc.†	291,360
80,000	ArthroCare Corp. Stub†	28,000
341,461	Biolase Inc.†	287,203

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
668,701	BioScrip Inc.†	$1,170,227
135,100	BioTelemetry Inc.†	1,577,968
8,500	Boiron SA	688,188
265,837	Cantel Medical Corp.	16,519,111
24,000	Cardica Inc.†.	3,720
111,100	Cardiovascular Systems Inc.†	1,679,832
10,000	CareDx Inc.†	64,000
62,500	Cepheid Inc.†	2,283,125
123,525	Cogentix Medical Inc.†	159,347
344,000	Cutera Inc.†	4,399,760
3,500	DexCom Inc.†	286,650
77,500	Electromed Inc.†	143,375
232,473	Exactech Inc.†	4,219,385
200,000	Exelixis Inc.†	1,128,000
44,200	Genesis Healthcare Inc.†	153,374
191,024	Harvard Bioscience Inc.†	662,853
38,000	Heska Corp.†	1,469,840
4,022	ICU Medical Inc.†	453,601
633,835	InfuSystems Holdings Inc.†	1,933,197
179,617	IntriCon Corp.†	1,361,497
221,970	Invacare Corp.	3,860,058
519,056	Liberator Medical Holdings Inc.	1,733,647
138,000	Meridian Bioscience Inc.	2,831,760
124,750	Neogen Corp.†	7,050,870
181,407	NeoGenomics Inc.†	1,427,673
193,034	Nutraceutical International Corp.†	4,984,138
44,612	Omnicell Inc.†	1,386,541
238,650	OPKO Health Inc.†	2,398,433
45,200	Orthofix International NV†	1,772,292
110,991	Pain Therapeutics Inc.†	194,234
5,000	PhotoMedex Inc.†	2,250
2,500	PreMD Inc.†	0
147,061	Quidel Corp.†	3,117,693
68,000	RTI Surgical Inc.†	269,960
213,900	Special Diversified Opportunities Inc.†	210,692
271,292	SurModics Inc.†	5,499,089
101,249	Syneron Medical Ltd.†	780,630
2,000	Targanta Therapeutics Corp., Escrow†	640
5,000	Titan Medical Inc.†	3,750
137,000	Trinity Biotech plc, ADR	1,611,120
75,900	United-Guardian Inc.	1,453,485
5,174	Utah Medical Products Inc.	302,886
20,000	Vascular Solutions Inc.†	687,800
330,000	Zealand Pharma A/S†	7,280,260

		90,605,481

	Hotels and Gaming — 2.6%
71,800	Boyd Gaming Corp.†	1,426,666
70,040	Churchill Downs Inc.	9,909,960
139,000	Dover Downs Gaming & Entertainment Inc.†	134,997
92,000	Eldorado Resorts Inc.†	1,012,000
2,700	Empire Resorts Inc.†	48,600
260,000	Full House Resorts Inc.†	434,200
443,563	Golden Entertainment Inc.†	4,537,649
602,891	Morgans Hotel Group Co.†	2,031,743
9,000	Ryman Hospitality Properties Inc.	464,760
378,812	The Marcus Corp.	7,186,064

		27,186,639

	Machinery — 2.8%
327,560	Astec Industries Inc.	13,331,692
12,000	Bolzoni SpA	51,095
1,251	Capstone Turbine Corp.†	1,751
6,300	DMG Mori AG	260,717
12,200	DXP Enterprises Inc.†	278,160
358,974	Gencor Industries Inc.†	4,056,406
58,000	Global Power Equipment Group Inc.	201,840
6,000	Hardinge Inc.	55,920
152,009	Key Technology Inc.†	1,576,333

Shares		Market Value

15,664	Lindsay Corp.	$1,134,074
49,300	Tennant Co.	2,773,618
44,400	The Middleby Corp.†	4,789,428
46,900	Xerium Technologies Inc.†	555,765

		29,066,799

	Manufactured Housing and Recreational Vehicles — 0.7%
57,000	Cavco Industries Inc.†	4,748,670
140,459	Nobility Homes Inc.†	1,699,554
47,796	Skyline Corp.†	171,110
61,000	Winnebago Industries Inc.	1,213,900

		7,833,234

	Metals and Mining — 1.2%
80,000	5N Plus Inc.†	69,957
10,000	Alkane Resources Ltd.†	1,712
177,800	Materion Corp.	4,978,400
25,000	Molycorp Inc.†	575
760,000	Osisko Gold Royalties Ltd.	7,508,275
57,070	Peabody Energy Corp.	438,295
900,000	Tanami Gold NL†	25,577

		13,022,791

	Paper and Forest Products — 0.4%
24,198	Keweenaw Land Association Ltd.†	1,960,038
205,123	Wausau Paper Corp.	2,098,408

		4,058,446

	Publishing — 2.0%
10,000	Cambium Learning Group Inc.†	48,500
380,000	Il Sole 24 Ore SpA†	266,364
322,367	Journal Media Group Inc.	3,874,851
908,124	The E.W. Scripps Co., Cl. A	17,254,356

		21,444,071

	Real Estate — 1.9%
200,000	Ambase Corp.†	448,000
8,000	Bresler & Reiner Inc.†	4,000
87,500	Capital Properties Inc., Cl. A†	977,814
105,000	Cohen & Steers Inc.	3,200,400
20,000	FRP Holdings Inc.†	678,800
236,593	Griffin Industrial Realty Inc.	6,172,711
7,431	Gyrodyne LLC†	188,227
7,300	Holobeam Inc.†	248,200
359,623	Reading International Inc., Cl. A†	4,714,658
68,481	Reading International Inc., Cl. B†	939,559
2,508	Royalty LLC	319
130,000	Tejon Ranch Co.†	2,489,500

		20,062,188

	Restaurants — 1.8%
11,597	Biglari Holdings Inc.†	3,778,535
76,000	Denny’s Corp.†	747,080
99,203	Famous Dave’s of America Inc.†	688,469
34,400	Jamba Inc.†	464,056
205,025	Nathan’s Famous Inc.	10,571,089
55,000	The Cheesecake Factory Inc.	2,536,050

		18,785,279

	Retail — 2.5%
48,000	Aaron’s Inc.	1,074,720
273,000	Big 5 Sporting Goods Corp.	2,727,270
30,000	Destination XL Group Inc.†	165,600
60,496	Ethan Allen Interiors Inc.	1,682,999
179,200	EVINE Live Inc.†	318,976
173,200	Ingles Markets Inc., Cl. A	7,634,656
293,800	Krispy Kreme Doughnuts Inc.†	4,427,566
22,000	Lands’ End Inc.†	515,680
59,000	La-Z-Boy Inc.	1,440,780
15,000	Movado Group Inc.	385,650
35,000	Pier 1 Imports Inc.	178,150

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
29,605	Rush Enterprises Inc., Cl. A†	$648,053
104,005	Rush Enterprises Inc., Cl. B†	2,277,710
6,000	SpartanNash Co.	129,840
490,000	The Bon-Ton Stores Inc.	1,029,000
41,781	Village Super Market Inc., Cl. A	1,100,929
600	Winmark Corp.	55,806

		25,793,385

	Semiconductors — 0.7%
236,160	Cascade Microtech Inc.†	3,837,600
185,100	Entegris Inc.†	2,456,277
93,700	IXYS Corp.	1,183,431

		7,477,308

	Specialty Chemicals — 2.3%
85,000	Chemtura Corp.†	2,317,950
1,203,000	Ferro Corp.†	13,377,360
267,226	General Chemical Group Inc.†(a)	3,474
158,881	Hawkins Inc.	5,683,173
2,000	KMG Chemicals Inc.	46,040
4,000	Minerals Technologies Inc.	183,440
69,879	Navigator Holdings Ltd.†	953,848
260,000	OMNOVA Solutions Inc.†	1,593,800

		24,159,085

	Telecommunications — 3.0%
70,200	Atlantic Tele-Network Inc	5,491,746
1,328,115	Cincinnati Bell Inc.†.	4,781,214
40,801	Consolidated Communications Holdings Inc.	854,781
20,000	Frequency Electronics Inc.†	212,400
714,117	HC2 Holdings Inc.†	3,777,679
652	Horizon Telecom Inc., Cl. B†	1,447
7,000	Iridium Communications Inc.†	58,870
95,000	Ixia†	1,180,850
57,500	New ULM Telecom Inc.	419,750
4,100	North State Telecommunications Corp., Cl. A	180,359
521,335	ORBCOMM Inc.†	3,774,465
74,135	PC-Tel Inc.	337,314
5,788	Preformed Line Products Co.	243,675
246,600	Shenandoah Telecommunications Co.	10,616,130

		31,930,680

	Transportation — 0.2%
18,000	Dakota Plains Holdings Inc.†	4,477
10,447	Patriot Transportation Holding Inc.†	242,370
8,200	PHI Inc.†	145,632
130,958	Providence and Worcester Railroad Co.	1,812,459
1	Trailer Bridge Inc.†	465

		2,205,403

	TOTAL COMMON STOCKS	939,187,933

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	1,657,085

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Business Services — 0.0%
364	Trans-Lux Pfd., Ser. B	39,026

	Diversified Industrial — 0.3%
88,937	Sevcon Inc., 4.000%, Ser. A	2,761,494

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003 †	14,488

Shares		Market Value

	Health Care — 0.0%
3,034	BioScrip Inc., Ser. A †	$171,927

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,986,935

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	156,000
400,000	Sanofi, CVR, expire 12/31/20†	45,000
200,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	106,000

	TOTAL RIGHTS	307,000

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
50,000	Kinder Morgan Inc., expire 05/25/17†	3,005

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	4,697
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	4,634

		9,331

	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	115

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	12,451

Principal Amount

	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 40,860	Capital Properties Inc., 5.000%, 12/31/22	40,400

	U.S. GOVERNMENT OBLIGATIONS — 10.3%
108,102,000	U.S. Treasury Bills, 0.000% to 0.536%††, 01/07/16 to 06/30/16	108,026,346

	TOTAL INVESTMENTS — 100.0% (Cost $803,943,693)	$1,052,218,150

	Aggregate tax cost	$807,673,043

	Gross unrealized appreciation	$327,768,885
	Gross unrealized depreciation	(83,223,778)

	Net unrealized appreciation/depreciation	$244,545,107

(a)    Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

†      Non-income producing security.

††    Represents annualized yield at date of purchase.

ADR    American Depositary Receipt

CPR     Contingent Payment Right

CVR    Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.3%
	Aerospace — 2.3%
11,400	Hexcel Corp.	$529,530

	Building and Construction — 4.0%
18,800	Builders FirstSource Inc.†	208,304

950	Dycom Industries Inc.†	66,462
9,300	EMCOR Group Inc.	446,772
9,300	MYR Group Inc.†	191,673

		913,211

	Business Services — 7.3%
15,450	ABM Industries Inc.	439,861
13,750	FTI Consulting Inc.†	476,575
6,750	KAR Auction Services Inc.	249,953
7,400	McGrath RentCorp	186,406
10,400	The Brink’s Co.	300,144

		1,652,939

	Computer Hardware — 0.9%
17,500	QLogic Corp.†	213,500

	Computer Software and Services — 3.9%
7,500	Bottomline Technologies Inc.†	222,975
7,300	NetScout Systems Inc.†	224,110
13,100	Progress Software Corp.†	314,400
3,900	PTC Inc.†	135,057

		896,542

	Consumer Products — 0.7%
5,300	Hanesbrands Inc.	155,979

	Diversified Industrial — 4.5%
5,500	Badger Meter Inc.	322,245
4,250	Barnes Group Inc.	150,407
12,360	Columbus McKinnon Corp.	233,604
2,538	Griffon Corp.	45,176
6,000	Sealed Air Corp.	267,600

		1,019,032

	Electronics — 4.6%
1,300	FARO Technologies Inc.†	38,376
28,700	Newport Corp.†	455,469
8,500	Stratasys Ltd.†	199,580
10,350	Vishay Intertechnology Inc.	124,718
4,700	Woodward Inc.	233,402

		1,051,545

	Energy and Utilities — 8.2%
12,400	Carrizo Oil & Gas Inc.†	366,792
12,500	Gulfport Energy Corp.†	307,125
14,000	Matador Resources Co.†	276,780
8,350	Matrix Service Co.†	171,509
23,900	Newpark Resources Inc.†	126,192
40,800	Patterson-UTI Energy Inc.	615,264

		1,863,662

	Equipment and Supplies — 2.2%
2,800	CIRCOR International Inc.	118,020
7,600	Crown Holdings Inc.†	385,320

		503,340

	Financial Services — 25.9%
6,300	BankUnited Inc.	227,178
8,350	BBCN Bancorp Inc.	143,787
9,598	Beneficial Bancorp Inc.†	127,845
3,200	Berkshire Hills Bancorp Inc.	93,152
8,350	Brown & Brown Inc.	268,035
8,600	Cardinal Financial Corp.	195,650
13,700	CoBiz Financial Inc.	183,854
6,800	Columbia Banking System Inc.	221,068
2,700	Financial Institutions Inc.	75,600

Shares		Market Value

10,100	Flushing Financial Corp.	$218,564
7,900	Glacier Bancorp Inc.	209,587
12,200	Heritage Commerce Corp.	145,912
62,350	Investors Bancorp Inc.	775,634
19,800	LegacyTexas Financial Group Inc.	495,396
3,250	OceanFirst Financial Corp.	65,097
17,150	OFG Bancorp	125,538
5,300	Oritani Financial Corp.	87,450
6,000	Southwest Bancorp Inc.	104,880
7,200	State Bank Financial Corp.	151,416
24,706	Sterling Bancorp	400,736
10,300	Stifel Financial Corp.†	436,308
10,000	TrustCo Bank Corp NY	61,400
5,450	Umpqua Holdings Corp.	86,655
27,300	United Financial Bancorp Inc.	351,624
8,900	Washington Federal Inc.	212,087
6,200	Washington Trust Bancorp Inc.	245,024
9,100	Waterstone Financial Inc.	128,310
9,800	Xenith Bankshares Inc.†	73,010

		5,910,797

	Health Care — 5.8%
6,350	AngioDynamics Inc.†	77,089
1,600	ICU Medical Inc.†	180,448
3,850	Omnicell Inc.†	119,658
12,450	Patterson Companies Inc.	562,865
3,500	STERIS plc	263,690
2,200	VCA Inc.†	121,000

		1,324,750

	Machinery — 1.3%
16,800	Briggs & Stratton Corp.	290,640

	Retail — 9.2%
25,650	American Eagle Outfitters Inc.	397,575
13,500	Big 5 Sporting Goods Corp.	134,865
19,850	Ethan Allen Interiors Inc.	552,227
8,800	Haverty Furniture Companies Inc.	188,672
2,700	Penske Automotive Group Inc.	114,318
12,300	Pier 1 Imports Inc.	62,607
14,900	Rush Enterprises Inc., Cl. A†	326,161
5,400	The Fresh Market Inc.†	126,468
4,700	United Natural Foods Inc.†	184,992

		2,087,885

	Semiconductors — 12.4%
8,700	Cabot Microelectronics Corp.†	380,886
12,900	Cascade Microtech Inc.†	209,625
32,300	Cypress Semiconductor Corp.	316,863
41,900	Entegris Inc.†	556,013
34,300	FormFactor Inc.†	308,700
27,400	Intersil Corp., Cl. A	349,624
43,900	ON Semiconductor Corp.†	430,220
13,200	Ultratech Inc.†	261,624

		2,813,555

	Specialty Chemicals — 1.0%
8,400	Chemtura Corp.†	229,068

	Telecommunications — 3.1%
121,000	Extreme Networks Inc.†	493,680
16,800	Ixia†	208,824

		702,504

	TOTAL COMMON STOCKS	22,158,479

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$ 625,000	U.S. Treasury Bills, 0.020% to 0.115%††, 03/03/16 to 04/28/16	$624,564

	TOTAL INVESTMENTS — 100.0% (Cost $18,391,570)	$22,783,043

	Aggregate tax cost	$18,565,564

	Gross unrealized appreciation	$5,208,014
	Gross unrealized depreciation	(990,535)

	Net unrealized appreciation/depreciation	$4,217,479

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 95.5%
	FINANCIALS — 16.9%
	Banks — 4.7%
2,467	BankUnited Inc.	$88,960
4,733	Regions Financial Corp.	45,437
173	SVB Financial Group†	20,570
2,073	Zions Bancorporation	56,593

		211,560

	Diversified Financials — 4.1%
308	Affiliated Managers Group Inc.†	49,206
960	Financial Engines Inc.	32,323
2,017	Invesco Ltd.	67,529
2,156	WisdomTree Investments Inc.	33,806

		182,864

	Insurance — 1.4%
552	ACE Ltd.	64,501

	Real Estate — 6.7%
930	American Tower Corp.	90,163
3,127	CBRE Group Inc., Cl. A†	108,132
1,867	Corrections Corp. of America	49,457
1,537	Gaming and Leisure Properties Inc.	42,729
109	SL Green Realty Corp.	12,315

		302,796

	TOTAL FINANCIALS	761,721

	INFORMATION TECHNOLOGY — 16.8%
	Software and Services — 14.0%
2,559	Activision Blizzard Inc.	99,059
2,986	Cornerstone OnDemand Inc.†	103,107
7,042	Covisint Corp.†	17,605
311	Equinix Inc.	93,983
4,394	Fortinet Inc.†	136,961
613	MercadoLibre Inc.	70,090
1,295	Mobileye NV†	54,753
974	Splunk Inc.†	57,281

		632,839

	Technology Hardware and Equipment — 2.8%
1,845	Stratasys Ltd.†	43,321
1,059	Synaptics Inc.†	85,080

		128,401

	TOTAL INFORMATION TECHNOLOGY	761,240

	CONSUMER DISCRETIONARY — 16.7%
	Consumer Durables — 1.1%
1,576	Toll Brothers Inc.†	52,481

	Consumer Services — 3.1%
42	Chipotle Mexican Grill Inc.†	20,154
1,194	Hyatt Hotels Corp., Cl. A†	56,142
1,068	Norwegian Cruise Line Holdings Ltd.†	62,585

		138,881

	Media — 7.1%
2,986	Discovery Communications Inc., Cl. C†	75,307
395	Liberty Broadband Corp., Cl. C†	20,485
1,743	Liberty Global plc, Cl. C†	71,062
98	Liberty Global plc LiLAC, Cl. C†	4,203
1,171	Liberty Media Corp., Cl. C†	44,592
2,042	Manchester United plc, Cl. A	36,368
182	Netflix Inc.†	20,817
628	Omnicom Group Inc.	47,514

		320,348

	Retailing — 5.4%
1,350	Burlington Stores Inc.†	57,915
1,478	Ethan Allen Interiors Inc.	41,118
230	O’Reilly Automotive Inc.†	58,287

Shares		Market Value

1,443	United Natural Foods Inc.†	$56,796
1,250	Urban Outfitters Inc.†	28,437

		242,553

	TOTAL CONSUMER DISCRETIONARY	754,263

	INDUSTRIALS — 16.6%
	Capital Goods — 8.3%
328	Cummins Inc.	28,867
386	EnerSys	21,589
1,678	Fortune Brands Home & Security Inc.	93,129
1,766	Hexcel Corp.	82,031
1,012	MSC Industrial Direct Co. Inc., Cl. A	56,945
3,848	Quanta Services Inc.†	77,922
752	Rexnord Corp.†	13,626

		374,109

	Commercial and Professional Services — 7.0%
952	Bright Horizons Family Solutions Inc.†	63,594
551	IHS Inc., Cl. A†	65,255
2,034	Nielsen Holdings plc	94,784
3,426	Steelcase Inc., Cl. A	51,047
338	Stericycle Inc.†	40,763

		315,443

	Transportation — 1.3%
1,301	Expeditors International of Washington Inc.	58,675

	TOTAL INDUSTRIALS	748,227

	HEALTH CARE — 14.6%
	Health Care Equipment and Services — 5.3%
4,742	Castlight Health Inc., Cl. B†	20,248
650	Diplomat Pharmacy Inc.†	22,243
1,611	Insulet Corp.†	60,912
583	Laboratory Corp. of America Holdings†	72,082
548	Universal Health Services Inc., Cl. B	65,480

		240,965

	Pharmaceuticals, Biotechnology, and Life Sciences — 9.3%
460	Alexion Pharmaceuticals Inc.†	87,745
7,028	Exact Sciences Corp.†	64,868
311	Illumina Inc.†	59,695
684	Incyte Corp. Ltd.†	74,180
145	Mettler-Toledo International Inc.†	49,174
663	Vertex Pharmaceuticals Inc.†	83,425

		419,087

	TOTAL HEALTH CARE	660,052

	ENERGY — 5.4%
	Energy — 5.4%
963	Cameron International Corp.†	60,862
302	Cimarex Energy Co.	26,993
875	Gulfport Energy Corp.†	21,499
540	Pioneer Natural Resources Co.	67,705
1,181	Range Resources Corp.	29,064
4,445	Weatherford International plc†	37,293

	TOTAL ENERGY	243,416

	CONSUMER STAPLES — 3.7%
	Food and Beverage — 3.7%
1,764	Coca-Cola Enterprises Inc.	86,859
305	McCormick & Co. Inc., Non-Voting	26,096
685	Mead Johnson Nutrition Co.	54,081

	TOTAL CONSUMER STAPLES	167,036

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	UTILITIES — 3.2%
	Utilities — 3.2%
2,714	ITC Holdings Corp.	$106,525
3,760	The AES Corp.	35,983

	TOTAL UTILITIES	142,508

	MATERIALS — 1.6%
	Materials — 1.6%
652	Ecolab Inc.	74,576

	TOTAL COMMON STOCKS	4,313,039

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$ 205,000	U.S. Treasury Bills, 0.145%††, 06/23/16	$204,552

	TOTAL INVESTMENTS — 100.0% (Cost $4,481,456)	$4,517,591

	Aggregate tax cost	$4,487,053

	Gross unrealized appreciation	$509,070
	Gross unrealized depreciation	(478,532)

	Net unrealized appreciation/depreciation	$30,538

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	Automotive — 2.3%
5,000	General Motors Co.	$170,050

	Communications Equipment — 2.6%
7,000	Cisco Systems Inc.	190,085

	Computer Hardware — 6.0%
4,200	Apple Inc.	442,092

	Computer Software and Services — 3.1%
300	Alphabet Inc., Cl. C†	227,664

	Consumer Staples — 1.8%
3,000	Mondelēz International Inc., Cl. A	134,520

	Diversified Industrial — 5.8%
7,000	General Electric Co.	218,050
2,000	Honeywell International Inc.	207,140

		425,190

	Energy and Utilities: Integrated — 0.6%
1,334	FirstEnergy Corp.	42,328

	Energy and Utilities: Oil — 5.0%
500	Apache Corp.	22,235
1,000	Chevron Corp.	89,960
1,500	ConocoPhillips	70,035
2,250	Phillips 66	184,050

		366,280

	Energy and Utilities: Services — 2.4%
2,000	Halliburton Co.	68,080
13,000	Weatherford International plc†	109,070

		177,150

	Entertainment — 3.6%
800	The Walt Disney Co.	84,064
6,700	Twenty-First Century Fox Inc., Cl. A	181,972

		266,036

	Financial Services — 26.3%
2,700	American Express Co.	187,785
5,000	American International Group Inc.	309,850
4,000	Bank of America Corp.	67,320
4,000	Citigroup Inc.	207,000
2,800	CME Group Inc.	253,680
3,400	JPMorgan Chase & Co.	224,502
1,764	Legg Mason Inc.	69,202
1,500	PayPal Holdings Inc.†	54,300
4,200	The Blackstone Group LP	122,808
4,000	U.S. Bancorp	170,680
5,000	Wells Fargo & Co.	271,800

		1,938,927

	Food and Beverage — 2.9%
2,000	General Mills Inc.	115,320
1,000	PepsiCo Inc.	99,920

		215,240

Shares		Market Value

	Health Care — 20.8%
1,500	AbbVie Inc.	$88,860
3,015	Baxalta Inc.	117,675
3,015	Baxter International Inc.	115,022
1,783	Bristol-Myers Squibb Co.	122,653
1,000	Eli Lilly & Co.	84,260
1,000	Gilead Sciences Inc.	101,190
1,500	Johnson & Johnson	154,080
1,500	Mallinckrodt plc†	111,945
3,800	Merck & Co. Inc.	200,716
7,764	Pfizer Inc.	250,622
3,774	Zoetis Inc.	180,850

		1,527,873

	Machinery — 1.1%
2,300	Xylem Inc.	83,950

	Metals and Mining — 2.7%
5,000	Barrick Gold Corp.	36,900
16,000	Freeport-McMoRan Inc.	108,320
3,000	Newmont Mining Corp.	53,970

		199,190

	Paper and Forest Products — 2.4%
4,700	International Paper Co.	177,190

	Retail — 6.5%
7,000	Best Buy Co. Inc.	213,150
2,000	The Home Depot Inc.	264,500

		477,650

	Specialty Chemicals — 3.0%
2,200	E. I. du Pont de Nemours and Co.	146,520
2,000	H.B. Fuller Co.	72,940

		219,460

	Telecommunications — 1.1%
1,800	Verizon Communications Inc.	83,196

	TOTAL COMMON STOCKS	7,364,071

	TOTAL INVESTMENTS — 100.0% (Cost $5,990,198)	$7,364,071

	Aggregate tax cost	$5,990,198

	Gross unrealized appreciation	$2,030,092
	Gross unrealized depreciation	(656,219)

	Net unrealized appreciation/depreciation	$1,373,873

†	Non-income producing security.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.0%
	Aerospace — 7.6%
13,400	General Dynamics Corp.	$1,840,624
5,400	Raytheon Co.	672,462
8,800	The Boeing Co.	1,272,392
11,400	United Technologies Corp.	1,095,198

		4,880,676

	Banking — 11.5%
117,700	Bank of America Corp.	1,980,891
21,800	CIT Group Inc.	865,460
34,884	JPMorgan Chase & Co.	2,303,391
41,000	Wells Fargo & Co.	2,228,760

		7,378,502

	Business Services — 3.7%
45,900	Booz Allen Hamilton Holding Corp.	1,416,015
6,400	FedEx Corp.	953,536

		2,369,551

	Cable and Satellite — 3.8%
16,500	AMC Networks Inc., Cl. A†	1,232,220
21,000	Comcast Corp., Cl. A	1,185,030

		2,417,250

	Computer Hardware — 1.8%
11,000	Apple Inc.	1,157,860

	Computer Software and Services — 3.1%
11,750	DST Systems Inc.	1,340,205
24,000	eBay Inc.†	659,520

		1,999,725

	Consumer Products — 4.0%
20,700	Colgate-Palmolive Co.	1,379,034
19,500	VF Corp.	1,213,875

		2,592,909

	Diversified Industrial — 2.1%
13,300	Honeywell International Inc.	1,377,481

	Electronics — 2.0%
23,400	Texas Instruments Inc.	1,282,554

	Energy and Energy Services — 2.5%
14,600	EOG Resources Inc.	1,033,534
8,400	Schlumberger Ltd.	585,900

		1,619,434

	Energy: Integrated — 4.2%
13,000	NextEra Energy Inc.	1,350,570
26,600	WEC Energy Group Inc.	1,364,846

		2,715,416

	Energy: Natural Gas — 0.7%
8,600	EQT Corp.	448,318

	Energy: Oil — 5.0%
14,300	Chevron Corp.	1,286,428
16,100	Exxon Mobil Corp.	1,254,995
12,400	Marathon Petroleum Corp.	642,816

		3,184,239

Shares		Market Value

	Entertainment — 1.8%
17,400	Time Warner Inc.	$1,125,258

	Financial Services — 9.8%
12,100	ACE Ltd.	1,413,885
25,500	American International Group Inc.	1,580,235
36,900	Invesco Ltd.	1,235,412
24,000	PayPal Holdings Inc.†	868,800
28,400	The Hartford Financial Services Group Inc.	1,234,264

		6,332,596

	Food and Beverage — 7.2%
19,500	General Mills Inc.	1,124,370
15,600	McCormick & Co. Inc., Non-Voting	1,334,736
7,100	PepsiCo Inc.	709,432
12,000	The J.M. Smucker Co.	1,480,080

		4,648,618

	Health Care — 13.4%
30,000	Abbott Laboratories	1,347,300
10,900	Aetna Inc.	1,178,508
8,600	Becton, Dickinson and Co.	1,325,174
15,675	Cardinal Health Inc.	1,399,307
8,900	Cigna Corp.	1,302,337
20,400	Johnson & Johnson	2,095,488

		8,648,114

	Retail — 4.1%
6,500	Simon Property Group Inc.	1,263,860
10,600	The Home Depot Inc.	1,401,850

		2,665,710

	Specialty Chemicals — 2.0%
4,900	The Sherwin-Williams Co.	1,272,040

	Telecommunications — 4.9%
33,000	Amdocs Ltd.	1,800,810
28,500	Verizon Communications Inc.	1,317,270

		3,118,080

	Transportation — 1.8%
14,500	Union Pacific Corp.	1,133,900

	TOTAL COMMON STOCKS	62,368,231

	SHORT TERM INVESTMENT — 3.0%
	Mutual Fund — 3.0%
1,956,868	Dreyfus Cash Management, 0.180%*	1,956,868

	TOTAL INVESTMENTS — 100.0% (Cost $54,233,554)	$64,325,099

	Aggregate tax cost	$54,233,554

	Gross unrealized appreciation	$11,202,679
	Gross unrealized depreciation	(1,111,134)

	Net unrealized appreciation/depreciation	$10,091,545

†	Non-income producing security.

*	Current yield.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 64.0%
	Aerospace — 5.0%
9,300	General Dynamics Corp.	$1,277,448
3,700	Raytheon Co.	460,761
6,200	The Boeing Co.	896,458
8,200	United Technologies Corp.	787,774

		3,422,441

	Banking — 8.0%
87,400	Bank of America Corp.	1,470,942
19,900	CIT Group Inc.	790,030
24,096	JPMorgan Chase & Co.	1,591,059
30,500	Wells Fargo & Co.	1,657,980

		5,510,011

	Business Services — 2.4%
31,700	Booz Allen Hamilton Holding Corp.	977,945
4,500	FedEx Corp.	670,455

		1,648,400

	Cable and Satellite — 2.8%
13,300	AMC Networks Inc., Cl. A†	993,244
16,900	Comcast Corp., Cl. A	953,667

		1,946,911

	Computer Hardware — 1.2%
7,550	Apple Inc.	794,713

	Computer Software and Services — 2.0%
8,250	DST Systems Inc.	940,995
16,200	eBay Inc.†	445,176

		1,386,171

	Consumer Products — 2.6%
14,200	Colgate-Palmolive Co.	946,004
13,500	VF Corp.	840,375

		1,786,379

	Diversified Industrial — 1.4%
9,525	Honeywell International Inc.	986,504

	Electronics — 1.3%
16,100	Texas Instruments Inc.	882,441

	Energy and Energy Services — 1.6%
10,000	EOG Resources Inc.	707,900
5,900	Schlumberger Ltd.	411,525

		1,119,425

	Energy: Integrated — 2.8%
9,800	NextEra Energy Inc.	1,018,122
17,800	WEC Energy Group Inc.	913,318

		1,931,440

	Energy: Natural Gas — 0.4%
5,400	EQT Corp.	281,502

	Energy: Oil — 3.2%
10,000	Chevron Corp.	899,600
10,800	Exxon Mobil Corp.	841,860
8,600	Marathon Petroleum Corp.	445,824

		2,187,284

	Entertainment — 1.1%
12,200	Time Warner Inc.	788,974

	Financial Services — 6.3%
8,400	ACE Ltd.	981,540
17,600	American International Group Inc.	1,090,672
23,700	Invesco Ltd.	793,476
16,200	PayPal Holdings Inc.†	586,440

Shares		Market Value

19,900	The Hartford Financial Services Group Inc.	$864,854

		4,316,982

	Food and Beverage — 4.7%
12,700	General Mills Inc.	732,282
10,800	McCormick & Co. Inc., Non-Voting	924,048
5,200	PepsiCo Inc.	519,584
8,600	The J.M. Smucker Co.	1,060,724

		3,236,638

	Health Care — 8.9%
22,800	Abbott Laboratories	1,023,948
7,600	Aetna Inc.	821,712
6,000	Becton, Dickinson and Co.	924,540
10,850	Cardinal Health Inc.	968,580
6,100	Cigna Corp.	892,613
14,600	Johnson & Johnson	1,499,712

		6,131,105

	Retail — 2.7%
4,500	Simon Property Group Inc.	874,980
7,400	The Home Depot Inc.	978,650

		1,853,630

	Specialty Chemicals — 1.2%
3,300	The Sherwin-Williams Co.	856,680

	Telecommunications — 3.2%
23,000	Amdocs Ltd.	1,255,110
20,500	Verizon Communications Inc.	947,510

		2,202,620

	Transportation — 1.2%
10,400	Union Pacific Corp.	813,280

	TOTAL COMMON STOCKS	44,083,531

Principal Amount

	CORPORATE BONDS — 20.9%
	Banking — 4.1%
$ 750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	769,326
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	841,356
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	613,354
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	618,723

		2,842,759

	Computer Hardware — 1.0%
650,000	International Business Machines Corp., 2.900%, 11/01/21	659,553

	Consumer Products — 1.9%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	481,831
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	793,702

		1,275,533

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	803,745

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Electronics — 2.2%
$1,000,000	Intel Corp., 3.300%, 10/01/21	$1,036,629
500,000	Texas Instruments Inc., 1.650%, 08/03/19	495,203

		1,531,832

	Energy: Oil — 3.0%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,027,733
500,000	Marathon Oil Corp., 5.900%, 03/15/18	505,921
500,000	XTO Energy Inc., 6.500%, 12/15/18	567,001

		2,100,655

	Financial Services — 2.6%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	604,945
600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	604,011
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	592,888

		1,801,844

	Health Care — 3.4%
500,000	Abbott Laboratories, 2.550%, 03/15/22	497,313
600,000	Aetna Inc., 3.500%, 11/15/24	600,052
600,000	Amgen Inc., 3.450%, 10/01/20	618,172
600,000	CVS Health Corp., 3.375%, 08/12/24	594,898

		2,310,435

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	1,052,006

	TOTAL CORPORATE BONDS	14,378,362

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
	Federal Home Loan Mortgage Corp. — 4.8%
1,500,000	3.750%, 03/27/19	1,606,728
600,000	1.750%, 05/30/19	604,796
1,100,000	2.375%, 01/13/22	1,116,218

		3,327,742

	Federal National Mortgage Association — 1.6%
1,100,000	2.625%, 09/06/24	1,112,903

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,440,645

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 6.4%
	U.S. Treasury Inflation Indexed Notes — 1.5%
$996,786	2.125%, 01/15/19	$1,055,269

	U.S. Treasury Notes — 4.9%
1,000,000	3.625%, 08/15/19	1,073,945
750,000	3.375%, 11/15/19	801,035
1,000,000	2.250%, 11/15/24	999,648
500,000	2.000%, 02/15/25	488,848

		3,363,476

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,418,745

Shares

	SHORT TERM INVESTMENT — 2.3%
	Mutual Fund — 2.3%
1,551,940	Dreyfus Cash Management, 0.180%*	1,551,940

	TOTAL INVESTMENTS — 100.0%
	(Cost $60,485,535)	$68,873,223

	Aggregate tax cost	$60,523,196

	Gross unrealized appreciation	$9,217,607
	Gross unrealized depreciation	(867,580)

	Net unrealized appreciation/depreciation	$8,350,027

†	Non-income producing security.
*	Current yield.

GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at December 31, 2015.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2015 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 62.3%
	Aerospace — 3.4%
$ 200,000	The Boeing Co., 6.000%, 03/15/19	$224,484
400,000	United Technologies Corp., 3.100%, 06/01/22	407,454

		631,938

	Banking — 9.7%
400,000	Bank of America Corp., MTN, 3.300%, 01/11/23	394,341
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	224,362
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	400,783
400,000	US Bancorp., MTN, 2.200%, 04/25/19	403,117
400,000	Wells Fargo & Co., 2.125%, 04/22/19	400,674

		1,823,277

	Computer Hardware — 3.5%
300,000	Apple Inc., 0.584%, 05/03/18(a)	299,544
360,000	International Business Machines Corp., 2.900%, 11/01/21	365,291

		664,835

	Computer Software and Services — 2.2%
400,000	Oracle Corp., 3.625%, 07/15/23	414,160

	Consumer Products — 4.3%
400,000	Costco Wholesale Corp., 1.700%, 12/15/19	396,851
400,000	The Home Depot Inc., 2.000%, 06/15/19	402,998

		799,849

	Diversified Industrial — 1.6%
300,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	301,404

	Electronics — 2.7%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	217,567
300,000	Texas Instruments Inc., 1.650%, 08/03/19	297,122

		514,689

	Energy and Utilities: Oil — 3.7%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	205,547
125,000	Marathon Oil Corp., 5.900%, 03/15/18	126,480
400,000	Murphy Oil Corp., 2.500%, 12/01/17	367,029

		699,056

	Financial Services — 12.2%
400,000	Capital One Financial Corp., 3.750%, 04/24/24	403,297
400,000	Citigroup Inc., 2.500%, 07/29/19	399,736
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	275,055

Principal Amount		Market Value

$ 400,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	$402,674
400,000	PNC Funding Corp., 3.300%, 03/08/22	409,868
400,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	408,903

		2,299,533

	Food and Beverage — 3.1%
275,000	Bottling Group LLC, 5.125%, 01/15/19	301,325
250,000	Mondelēz International Inc., 5.375%, 02/10/20	277,975

		579,300

	Health Care — 9.1%
500,000	Abbott Laboratories, 2.550%, 03/15/22	497,314
400,000	Aetna Inc., 3.500%, 11/15/24	400,035
400,000	Amgen Inc., 3.450%, 10/01/20	412,114
400,000	CVS Health Corp., 3.375%, 08/12/24	396,598

		1,706,061

	Semiconductors — 1.9%
350,000	Intel Corp., 3.300%, 10/01/21	362,820

	Telecommunications — 4.9%
500,000	AT&T Inc., 3.900%, 03/11/24	511,411
400,000	Verizon Communications Inc., 3.000%, 11/01/21	399,405

		910,816

	TOTAL CORPORATE BONDS	11,707,738

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
	Federal Home Loan Mortgage Corp. — 3.2%
600,000	2.375%, 01/13/22	608,846

	Federal National Mortgage Association — 3.2%
600,000	2.625%, 09/06/24	607,038

	Government National Mortgage Association — 0.2%
6,377	Pool #562288, 6.000%, 12/15/33	7,296
20,259	Pool #604946, 5.500%, 01/15/34	22,895

		30,191

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,246,075

	U.S. GOVERNMENT OBLIGATIONS — 23.3%

	U.S. Treasury Bonds — 1.1%
150,000	5.375%, 02/15/31	203,470

	U.S. Treasury Notes — 22.2%
800,000	2.250%, 11/15/24	799,718
800,000	2.000%, 02/15/25	782,156
600,000	0.292%, 07/31/17, FRN(a)	599,078
600,000	0.383%, 10/31/17, FRN(a)	599,508
600,000	2.000%, 02/15/22	601,219

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — December 31, 2015 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS (Continued)
	U.S. Treasury Notes (Continued)
$ 800,000	1.750%, 05/15/23	$779,562

		4,161,241

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,364,711

Shares

	SHORT TERM INVESTMENT — 7.8%
	Mutual Fund — 7.8%
1,465,531	Dreyfus Cash Management, 0.180%*	1,465,531

	TOTAL INVESTMENTS — 100.0% (Cost $18,725,669)	$18,784,055

Market Value

Aggregate tax cost	$18,725,669

Gross unrealized appreciation	$207,944
Gross unrealized depreciation	(149,558)

Net unrealized appreciation/depreciation	$58,386

(a) Variable rate security. Rate shown is the effective rate as of December 31, 2015.
* Current yield.
FRN Floating Rate Note
GMTN Global Medium Term Note
MTN Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S.over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2015 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/15
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$3,388,000	—	$270,000	$3,658,000
Broadcasting	13,277,931	$1,134,508	—	14,412,439
Building and Construction	7,944,929	2,946,044	—	10,890,973
Business Services	36,005,610	105,435	—	36,111,045
Consumer Products	22,837,511	44	31	22,837,586
Consumer Services	6,300,766	83,875	—	6,384,641
Diversified Industrial	94,609,466	—	276,745	94,886,211
Educational Services	535,900	—	476	536,376
Electronics	39,625,702	—	60,582	39,686,284
Energy and Utilities: Natural Gas	7,052,780	1,460,441	—	8,513,221
Environmental Control	4,071,806	149	—	4,071,955
Financial Services	60,405,640	854,685	1,213,000	62,473,325
Health Care	90,576,841	—	28,640	90,605,481
Real Estate	19,809,669	4,000	248,519	20,062,188
Specialty Chemicals	24,155,611	3,474	—	24,159,085
Telecommunications	31,929,233		1,447	31,930,680
Transportation	2,204,938	—	465	2,205,403
Other Industries(a)	465,763,040	—	—	465,763,040
Total Common Stocks	930,495,373	6,592,655	2,099,905	939,187,933
Preferred Stocks(a)	1,657,085	—	—	1,657,085
Convertible Preferred Stocks(a)	—	2,815,008	171,927	2,986,935
Rights(a)	45,000	—	262,000	307,000
Warrants(a)	3,005	9,446		12,451
Corporate Bonds(a)	—	40,400	—	40,400
U.S. Government Obligations	—	108,026,346	—	108,026,346
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$932,200,463	$117,483,855	$2,533,832	$1,052,218,150

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$22,158,479	—	—	$22,158,479
U.S. Government Obligations	—	$626,564	—	626,564
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$22,158,479	$626,564	—	$22,785,043

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$4,313,039	—	—	$4,313,039
U.S. Government Obligations	—	$204,552	—	204,552
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,313,039	$204,552	—	$4,517,591

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$7,364,071	—	—	$7,364,071
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,364,071	—	—	$7,364,071

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$62,368,231	—	—	$62,368,231
Short Term Investments	1,956,868	—	—	1,956,868
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$64,325,099	—	—	$64,325,099

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/15
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$44,083,531	—	—	$44,083,531
Corporate Bonds(a)	—	$14,378,362	—	14,378,362
U.S. Government Agency Obligations	—	4,440,645	—	4,440,645
U.S. Government Obligations	—	4,418,745	—	4,418,745
Short Term Investments	1,551,940	—	—	1,551,940
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$45,635,471	$23,237,752	—	$68,873,223

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$11,707,738	—	$11,707,738
U.S. Government Agency Obligations	—	1,246,075	—	1,246,075
U.S. Government Obligations	—	4,364,711	—	4,364,711
Short Term Investments	$1,465,531	—	—	1,465,531
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,465,531	$17,318,524	—	$18,784,055

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Mighty MitesSM Fund had no material transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2015.

The SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2015. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2015 or September 30, 2015 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2015, the Funds did not hold any restricted securities.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA		WERNER J. ROEDER, MD
President,		Former Medical Director,
Anthony J. Colavita, P.C.		Lawrence Hospital

JAMES P. CONN		SALVATORE J. ZIZZA
Former Chief Investment Officer,		Chairman,
Financial Security Assurance Holdings Ltd.		Zizza & Associates Corp.
Officers

BRUCE N. ALPERT		RICHARD J. WALZ
President		Chief Compliance Officer

ANDREA R. MANGO		AGNES MULLADY
Secretary		Treasurer

Investment Adviser
Teton Advisors, Inc.

Custodian
The Bank of New York Mellon

Distributor
G.distributors, LLC

Legal Counsel
Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ415QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/22/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/22/2016

* Print the name and title of each signing officer under his or her signature.